SELECTED STATEMENT OF OPERATIONS DATA (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	$ 618	$ 650
Israel [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	193	250
Romania [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	421	395
United Kingdom [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	0	0
United States [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	$ 4	$ 5